Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Vista Energy, S.A.B. de C.V.
Entity Central Index Key	0001762506
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity File Number	001-39000
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Address, Country	MX
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Torre Mapfre
Entity Address, Address Line Two	243 Paseo de la Reforma Avenue, 18th Floor
Entity Address, Address Line Three	Colonia Cuauhtémoc, Alcaldía Cuauhtémoc
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	06500
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Pistrelli, Henry Martin y Asociados S.A.(member of Ernst & Young GlobalLimited)	Pistrelli, Henry Martin y Asociados S.A.(member of Ernst & Young GlobalLimited)	Pistrelli, Henry Martin y Asociados S.A.(member of Ernst & Young GlobalLimited)
Auditor Firm ID	1449	1449	1449
Auditor Location	Ciudad de Buenos Aires,Argentina	Ciudad de Buenos Aires,Argentina	Ciudad de Buenos Aires,Argentina
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
Entity Address, Address Line One	Torre Mapfre
Entity Address, Address Line Two	243 Paseo de la Reforma Avenue, 18th Floor
Entity Address, Address Line Three	Colonia Cuauhtémoc, Alcaldía Cuauhtémoc
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	06500
Contact Personnel Name	Alejandro Cherñacov
Local Phone Number	1555-7104
City Area Code	+ 52 (55)
Series A shares [Member]
Document Information [Line Items]
Trading Symbol	VISTA
Title of 12(b) Security	Series A shares
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	104,299,703
series C shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2
ADS [Member]
Document Information [Line Items]
Trading Symbol	VIST
Title of 12(b) Security	American Depositary Shares, each representing 1 series A share, with no par value
Security Exchange Name	NYSE